Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment [Abstract]
Schedule of Property and Equipment

At March 31, 2026 and 2025, property and equipment consisted of the following:

	As of March 31,
	2026	2025
Machinery	$7,916	$6,988
Motor vehicles	846	1,189
Office equipment	1,579	1,501
Furniture and fixtures	825	800
Leasehold improvements	859	813
Leasehold property	6,791	7,228
Assets under construction	93	87
	18,909	18,606
Less: accumulated depreciation	(9,547)	(8,920)
Total	$9,362	$9,686